Other Assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 5,304	₨ 4,847
Less: Unearned finance income	(294)	(319)
Present value of minimum lease payment receivables	5,010	4,528
Present value of minimum lease payment receivables	5,010	4,528
Present value of minimum lease payment receivables	5,010	4,528
Non-current finance lease receivables	2,739	2,674
Current finance lease receivables	2,271	1,854
Not later than one year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	2,414	2,060
Present value of minimum lease payment receivables	2,271	1,854
Present value of minimum lease payment receivables	2,271	1,854
Present value of minimum lease payment receivables	2,271	1,854
Later than one year but not later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	2,890	2,725
Present value of minimum lease payment receivables	2,739	2,616
Present value of minimum lease payment receivables	2,739	2,616
Present value of minimum lease payment receivables	₨ 2,739	2,616
Residual value risk [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease		62
Present value of minimum lease payment receivables		58
Present value of minimum lease payment receivables		58
Present value of minimum lease payment receivables		₨ 58